PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses And Other Current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	¥ 771	¥ 6,838
Security Deposits
Financing Receivable, Past Due [Line Items]
Provision (Reversal) for credit loss	¥ (6,067)	¥ 6,838